Debt - Summary of Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Aug. 18, 2016	May 20, 2014
Debt Instrument [Line Items]
Total debt, net	$ 1,712,846	$ 2,325,014
Term Loan
Debt Instrument [Line Items]
Deferred financing costs, net	(700)	(1,500)
Master Trust Notes
Debt Instrument [Line Items]
Long-term debt, gross	2,248,504	1,672,706
Debt discount, net	(36,188)	(18,787)
Deferred financing costs, net	(24,010)	(16,376)
Total debt, net	2,188,306	1,637,543
Convertible Notes
Debt Instrument [Line Items]
Deferred financing costs, net				$ (19,600)
Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate			4.45%
Deferred financing costs, net	(3,000)	(3,100)
Continuing operations and discontinued operations
Debt Instrument [Line Items]
Long-term debt, gross	3,740,651	3,754,633
Debt discount, net	(61,399)	(52,894)
Deferred financing costs, net	(39,572)	(37,111)
Total debt, net	$ 3,639,680	3,664,628
Continuing operations and discontinued operations | Weighted Average
Debt Instrument [Line Items]
Effective interest rate	5.04%
Stated interest rate	4.35%
Weighted average maturity	4 years 8 months 26 days
Continuing operations and discontinued operations | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross	$ 112,000	86,000
Continuing operations and discontinued operations | Revolving Credit Facility | Weighted Average
Debt Instrument [Line Items]
Effective interest rate	3.88%
Stated interest rate	2.44%
Weighted average maturity	1 year 2 months 12 days
Continuing operations and discontinued operations | Term Loan
Debt Instrument [Line Items]
Long-term debt, gross	$ 0	420,000
Continuing operations and discontinued operations | Term Loan | Weighted Average
Debt Instrument [Line Items]
Effective interest rate	2.68%
Stated interest rate	2.50%
Weighted average maturity	9 months 18 days
Continuing operations and discontinued operations | Master Trust Notes
Debt Instrument [Line Items]
Long-term debt, gross	$ 2,248,504	1,672,706
Continuing operations and discontinued operations | Master Trust Notes | Weighted Average
Debt Instrument [Line Items]
Effective interest rate	5.52%
Stated interest rate	5.01%
Weighted average maturity	5 years 2 months 12 days
Continuing operations and discontinued operations | CMBS - fixed-rate
Debt Instrument [Line Items]
Long-term debt, gross	$ 332,647	528,427
Continuing operations and discontinued operations | CMBS - fixed-rate | Weighted Average
Debt Instrument [Line Items]
Effective interest rate	5.78%
Stated interest rate	5.81%
Weighted average maturity	4 years 7 months 6 days
Continuing operations and discontinued operations | Convertible Notes
Debt Instrument [Line Items]
Long-term debt, gross	$ 747,500	747,500
Continuing operations and discontinued operations | Convertible Notes | Weighted Average
Debt Instrument [Line Items]
Effective interest rate	5.32%
Stated interest rate	3.28%
Weighted average maturity	2 years 3 months 18 days
Continuing operations and discontinued operations | Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt, gross	$ 300,000	$ 300,000
Continuing operations and discontinued operations | Senior Unsecured Notes | Weighted Average
Debt Instrument [Line Items]
Effective interest rate	4.65%
Stated interest rate	4.45%
Weighted average maturity	8 years 8 months 12 days